Statement of Stockholders' Equity (12/31/2014) - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Stockholders' Equity, beginning of period, Value at Oct. 03, 2013
Stockholders' Equity, beginning of period, Shares at Oct. 03, 2013
Issuance of common stock for cash, Value	$ 3,960	$ 106,028		$ 109,988
Issuance of common stock for cash, Shares	3,960,000
Net loss for the year			$ (32,493)	(32,493)
Stockholders' Equity, end of period, Value at Dec. 31, 2013	$ 3,960	106,028	(32,493)	77,495
Stockholders' Equity, end of period, Shares at Dec. 31, 2013	3,960,000
Issuance of common stock for cash, Value	$ 3,686	1,083,714		1,087,400
Issuance of common stock for cash, Shares	3,685,667
Issuance of common stock for compensation, Value	$ 675	1,011,825		1,012,500
Issuance of common stock for compensation, Shares	675,000
Merger acquisition, Value	$ 2,723	45,957		48,680
Merger acquisition, Shares	2,723,088
Net loss for the year			(1,726,337)	(1,726,337)
Stockholders' Equity, end of period, Value at Dec. 31, 2014	$ 11,044	$ 2,247,524	$ (1,758,830)	$ 499,738
Stockholders' Equity, end of period, Shares at Dec. 31, 2014	11,043,755